Stockholders' Equity (Details)				9 Months Ended
	Mar. 10, 2020	Mar. 05, 2020 $ / shares shares	Jan. 24, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Mar. 31, 2020 $ / shares
Stockholders Equity
Common shares, par value | $ / shares				$ 0.0001
Common shares, shares outstanding		17,250,000
Preferred shares, shares authorized			1,000,000	1,000,000
Preferred shares, par value | $ / shares			$ 0.0001	$ 0.0001
Preferred shares, shares issued			0	0
Preferred shares, shares outstanding			0	0
Warrants exercisable term after the completion of a business combination	30 days			30 days
Warrants exercisable term from the closing of the public offering	12 months			12 months
Threshold period for filing registration statement after business combination				15 days
Warrants expiration term				5 years
Redemption price per warrant | $ / shares				$ 0.01
Threshold period for written notice of redemption				30 days
Redemption price of stock | $ / shares				$ 18.00
Closing price of share for threshold trading days		20 days	20 days	20 days
Closing price of share for threshold consecutive trading days		30 days	30 days	30 days
Redemption period after the warrants become exercisable				90 days
Price per share | $ / shares		$ 12.00	$ 12.00
Percentage of gross proceeds on total equity proceeds				50.00%
Adjustment of exercise price of warrants based on market value (as a percent)				115.00%
Adjustment of redemption price of stock based on market value (as a percent)				180.00%
Class A common stock
Stockholders Equity
Common shares, shares authorized			380,000,000	380,000,000
Common shares, par value | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued			0	2,909,621
Common shares, shares issued				69,000,000
Common shares, shares outstanding			0	2,909,621
Common shares, shares outstanding				69,000,000
Shares subject to possible redemption				66,090,379
Threshold period for written notice of redemption				30 days
Price per share | $ / shares				$ 10.00	$ 10.00
Number of trading days on which fair market value of shares is reported				10 days
Class A common stock | Minimum
Stockholders Equity
Threshold period for written notice of redemption				30 days
Price per share | $ / shares				$ 9.20
Class B common stock
Stockholders Equity
Common shares, shares authorized			20,000,000	20,000,000
Common shares, par value | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued			17,250,000	17,250,000
Common shares, shares outstanding			17,250,000	17,250,000
Common shares, votes per share | Vote			1	1
Price per share | $ / shares					$ 0.002